Average Annual Total Returns - First Trust Nasdaq Pharmaceuticals ETF	First Trust Nasdaq Pharmaceuticals ETF 1 Year	First Trust Nasdaq Pharmaceuticals ETF Since Inception	First Trust Nasdaq Pharmaceuticals ETF Inception Date	First Trust Nasdaq Pharmaceuticals ETF After tax on distributions 1 Year	First Trust Nasdaq Pharmaceuticals ETF After tax on distributions Since Inception	First Trust Nasdaq Pharmaceuticals ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Pharmaceuticals ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Smart Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Smart Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.87%	7.23%	Sep. 20, 2016	10.44%	6.70%	6.40%	5.37%	11.36%	7.91%	10.52%	11.15%	21.27%	16.63%